Financial Instruments - Exposure to Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	$ 175,953	$ 180,881	$ 133,963
Income taxes receivable (payable), current and non- current	(9,140)	(8,452)
Accounts payable and accrued liabilities and non- current liabilities	(82,478)	(95,164)
Deferred tax assets and liabilities	(168,549)	(169,136)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	41,446	24,597
Other current and non-current assets	44,579	55,821
Canadian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income taxes receivable (payable), current and non- current	(713)	(45)
Accounts payable and accrued liabilities and non- current liabilities	(348)	(142)
Deferred tax assets and liabilities	0	(356)
Canadian Dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	25,062	6,513
Other current and non-current assets	529	338
Mexican Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income taxes receivable (payable), current and non- current	(242)	5,884
Accounts payable and accrued liabilities and non- current liabilities	(26,013)	(45,388)
Deferred tax assets and liabilities	(141,870)	(150,394)
Mexican Peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	5,188	9,416
Other current and non-current assets	22,809	29,079
Argentinian Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income taxes receivable (payable), current and non- current	837	367
Accounts payable and accrued liabilities and non- current liabilities	(28,685)	(27,245)
Deferred tax assets and liabilities	0	0
Argentinian Peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	4,239	3,485
Other current and non-current assets	19,720	24,062
Bolivian Boliviano
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income taxes receivable (payable), current and non- current	(3,840)	(3,365)
Accounts payable and accrued liabilities and non- current liabilities	(13,954)	(13,476)
Deferred tax assets and liabilities	(10,076)	(8,464)
Bolivian Boliviano | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	4,659	4,329
Other current and non-current assets	495	184
European Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income taxes receivable (payable), current and non- current	(780)	(262)
Accounts payable and accrued liabilities and non- current liabilities	0	0
Deferred tax assets and liabilities	0	(53)
European Euro | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	24	37
Other current and non-current assets	0	0
Peruvian Nuevo Sol
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income taxes receivable (payable), current and non- current	(4,402)	(11,031)
Accounts payable and accrued liabilities and non- current liabilities	(13,478)	(8,913)
Deferred tax assets and liabilities	(16,603)	(9,867)
Peruvian Nuevo Sol | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	2,274	817
Other current and non-current assets	$ 1,026	$ 2,158